Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Plan management has evaluated subsequent events for recognition and disclosure through June 15, 2026, which is the date the financial statements were issued. There have been no subsequent events during this period that require adjustments to, or disclosures in, the Plan’s financial statements.